UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch            Englewood Cliffs, NJ           May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $438,514
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                  Redwood Capital Management, LLC
                                                          March 31, 2012



COLUMN 1                         COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                                  TITLE                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION   MANGRS     SOLE  SHARED  NONE
AETNA INC NEW                       COM         00817Y108    1,505      30,000  SH          SOLE        NONE      30,000
AMERICAN CAP LTD                    COM         02503Y103    9,071   1,045,000  SH          SOLE        NONE   1,045,000
AMERICAN INTL GROUP INC           COM NEW       026874784   25,281     820,000  SH          SOLE        NONE     820,000
BP PLC                         SPONSORED ADR    055622104   20,250     450,000  SH          SOLE        NONE     450,000
CENTRAL PAC FINL CORP             COM NEW       154760409    9,743     752,361  SH          SOLE        NONE     752,361
CIGNA CORPORATION                   COM         125509109   34,426     699,000  SH          SOLE        NONE     699,000
CVR ENERGY INC                      COM         12662P108    5,350     200,000  SH          SOLE        NONE     200,000
DANA HLDG CORP                      COM         235825205   17,997   1,161,096  SH          SOLE        NONE   1,161,096
DELPHI AUTOMOTIVE PLC               SHS         G27823106   55,708   1,762,900  SH          SOLE        NONE   1,762,900
EXPRESS SCRIPTS INC                 COM         302182100    2,709      50,000  SH          SOLE        NONE      50,000
GENERAL MTRS CO               *W EXP 07/10/201  37045V118      340      20,433  SH          SOLE        NONE      20,433
GENERAL MTRS CO               *W EXP 07/10/201  37045V126      229      20,433  SH          SOLE        NONE      20,433
GENERAL MTRS CO                JR PFD CNV SRB   37045V209      837      20,000  SH          SOLE        NONE      20,000
GREEN PLAINS RENEWABLE ENERG        COM         393222104    4,831     447,711  SH          SOLE        NONE     447,711
HARTFORD FINL SVCS GROUP INC        COM         416515104    2,108     100,000  SH          SOLE        NONE     100,000
HEADWATERS INC                      COM         42210P102    2,531     605,400  SH          SOLE        NONE     605,400
HEWLETT PACKARD CO                  COM         428236103    3,574     150,000  SH          SOLE        NONE     150,000
JPMORGAN CHASE & CO                 COM         46625H100   18,392     400,000  SH          SOLE        NONE     400,000
LEAR CORP                         COM NEW       521865204   36,671     788,800  SH          SOLE        NONE     788,800
LYONDELLBASELL INDUSTRIES N      SHS - A -      N53745100    8,730     200,000  SH          SOLE        NONE     200,000
MACYS INC                           COM         55616P104   14,886     374,673  SH          SOLE        NONE     374,673
MERCER INTL INC                     COM         588056101    7,407     927,000  SH          SOLE        NONE     927,000
MICROSOFT CORP                      COM         594918104   19,353     600,000  SH          SOLE        NONE     600,000
NAVISTAR INTL CORP NEW              COM         63934E108   12,135     300,000  SH          SOLE        NONE     300,000
NEWS CORP                           CL B        65248E203    3,994     200,000  SH          SOLE        NONE     200,000
NORTEL INVERSORA S A           SPON ADR PFD B   656567401    9,229     442,435  SH          SOLE        NONE     442,435
PRUDENTIAL FINL INC                 COM         744320102   21,172     334,000  SH          SOLE        NONE     334,000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713   19,736   1,038,763  SH          SOLE        NONE   1,038,763
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739   11,813     707,380  SH          SOLE        NONE     707,380
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747    7,975     489,260  SH          SOLE        NONE     489,260
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    7,098     417,766  SH          SOLE        NONE     417,766
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762    1,954     119,867  SH          SOLE        NONE     119,867
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    6,070     375,609  SH          SOLE        NONE     375,609
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    1,439      87,536  SH          SOLE        NONE      87,536
UNITED CONTL HLDGS INC              COM         910047109   11,830     550,230  SH          SOLE        NONE     550,230
WELLPOINT INC                       COM         94973V107   22,140     300,000  SH          SOLE        NONE     300,000


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